Earnings per share - Summary of Computation of Basic and Diluted Net Income Per Share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings
Net profit attributable to equity holders of the Company	¥ 4,562	¥ 6,700
Shares
Weighted average ordinary shares outstanding, used in computing basic earnings per share	3,104,964,331	3,057,167,291
Dilution effect- adjustments for share options and RSUs	27,428,065	41,364,651
Shares used in computing diluted earnings per share	3,132,392,396	3,098,531,942
Class A And Class B Ordinary Shares [Member]
Basic earnings per share calculation
Basic	¥ 1.47	¥ 2.19
Diluted earnings per share calculation
Diluted	1.46	2.16
American Depositary Shares [Member]
Basic earnings per share calculation
Basic	2.94	4.38
Diluted earnings per share calculation
Diluted	¥ 2.91	¥ 4.32